Note 6 - Employee Incentive Schemes - Share Based Compensation Shares Authorized Under Stock Option Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares outstanding (in shares)	9,398,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	8,898,450	1,911,450
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.29	$ 0.46
Shares outstanding (in shares)	9,398,450	1,911,450
Range One [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.23
Shares outstanding (in shares)	75,000
Weighted average remaining years (Year)	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	75,000
Range Two [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0
Shares outstanding (in shares)	40,000
Weighted average remaining years (Year)	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	40,000
Range Three [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.45
Shares outstanding (in shares)	100,000
Weighted average remaining years (Year)	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	100,000
Range Four [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.50
Shares outstanding (in shares)	1,165,500
Weighted average remaining years (Year)	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	1,165,500
Range Five [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.33
Shares outstanding (in shares)	96,500
Weighted average remaining years (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	96,500
Range Six [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.50
Shares outstanding (in shares)	327,450
Weighted average remaining years (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	327,450
Range Seven [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.20
Shares outstanding (in shares)	2,364,666
Weighted average remaining years (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	2,364,666
Range Eight [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.25
Shares outstanding (in shares)	2,364,667
Weighted average remaining years (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	2,364,667
Range Nine [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.30
Shares outstanding (in shares)	2,364,667
Weighted average remaining years (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	2,364,667
Range Ten [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.30
Shares outstanding (in shares)	500,000
Weighted average remaining years (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	0